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                          AMR Investment Services, Inc.
                         4333 Amon Carter Blvd. MD 5645
                              Fort Worth, TX 76155


                                  March 3, 1999


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:      American AAdvantage Mileage Funds
         1933 Act File No. 33-91058
         1940 Act File No. 811-9018

Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, American AAdvantage Mileage Funds ("Registrant") hereby certifies (a) that the form of the Prospectus and Statement of Additional Information used with respect to the American AAdvantage Mileage Funds and the form of the Prospectus and Statement of Additional Information used with respect to the Platinum Class of the American AAdvantage Money Market Mileage Fund do not differ from those contained in Post-Effective Amendment No. 8 ("Amendment No. 8") to the Registrant's Registration Statement and (b) that Amendment No. 8 was filed electronically.

         If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 967-3514.

                                              Sincerely,

                                              /s/ Barry Y. Greenberg
                                              ----------------------------------
                                              Vice President and
                                              Assistant Secretary


cc:      Francine J. Rosenberger, Esq.
         Robert J. Zutz, Esq.
            Kirkpatrick & Lockhart LLP